Interim Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Share premium	Treasury shares	Other reserves	Accumulated deficit
Balance at beginning of period at Dec. 31, 2023	$ 151,442	$ 4,048	$ 471,846	$ (646)	$ 53,978	$ (377,784)
Loss for the period	(28,897)					(28,897)
Other comprehensive income (loss)	(9,197)				(9,197)
Total comprehensive loss	(38,094)				(9,197)	(28,897)
Share-based compensation	7,797				7,797
Transactions with owners
Vesting of restricted stock units	0			52	(52)
Exercise of share options	298		294	4
Balance at end of period at Jun. 30, 2024	121,443	4,048	472,140	(590)	52,526	(406,681)
Balance at beginning of period at Mar. 31, 2024	132,232	4,048	472,031	(638)	48,279	(391,488)
Loss for the period	(15,193)					(15,193)
Other comprehensive income (loss)	211				211
Total comprehensive loss	(14,982)				211	(15,193)
Share-based compensation	4,083				4,083
Transactions with owners
Vesting of restricted stock units	0			47	(47)
Exercise of share options	110		109	1
Balance at end of period at Jun. 30, 2024	121,443	4,048	472,140	(590)	52,526	(406,681)
Balance at beginning of period at Dec. 31, 2024	96,490	4,188	472,244	(702)	61,037	(440,277)
Loss for the period	(39,799)					(39,799)
Other comprehensive income (loss)	11,695				11,695
Total comprehensive loss	(28,104)				11,695	(39,799)
Share-based compensation	8,191				8,191
Transactions with owners
Vesting of restricted stock units	0			50	(50)
Exercise of share options	115		111	4
Balance at end of period at Jun. 30, 2025	76,692	4,188	472,355	(648)	80,873	(480,076)
Balance at beginning of period at Mar. 31, 2025	85,613	4,188	472,283	(694)	67,498	(457,662)
Loss for the period	(22,414)					(22,414)
Other comprehensive income (loss)	9,062				9,062
Total comprehensive loss	(13,352)				9,062	(22,414)
Share-based compensation	4,356				4,356
Transactions with owners
Vesting of restricted stock units	0			43	(43)
Exercise of share options	75		72	3
Balance at end of period at Jun. 30, 2025	$ 76,692	$ 4,188	$ 472,355	$ (648)	$ 80,873	$ (480,076)